Investments Accounted for Using Equity Method - Investments in Joint Ventures (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [Line Items]
Investment in joint venture	$ 10,000,000	$ 0
Joint ventures [Member] | Chunghwa SEA Holdings (“CHT SEA”) [Member]
Disclosure of joint ventures [Line Items]
Investment in joint venture	$ 10,000,000	$ 0
Percentage of ownership in joint venture	51.00%	0.00%
Percentage of voting rights in joint venture	51.00%	0.00%